Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic Earnings Per Share
Net income	$ 1,346	$ 1,201	$ 1,312	$ 1,235	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 5,094	$ 4,262	$ 3,513
Weighted average common shares outstanding									3,296,408	3,296,462	3,286,969
Basic earnings per share	$ 0.41	$ 0.37	$ 0.40	$ 0.37	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 1.55	$ 1.29	$ 1.07
Diluted Earnings Per Share
Plus dilutive stock options and restricted stock units									5,653	436
Weighted average common shares outstanding and potentially dilutive shares									3,302,061	3,296,898	3,286,969
Diluted earnings per share	$ 0.41	$ 0.36	$ 0.40	$ 0.37	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 1.54	$ 1.29	$ 1.07